NYSA SERIES TRUST
507 Plum Street
Syracuse, NY 13204

NYSAX

SUPPLEMENT DATED JUNE 14, 2019
TO
PROSPECTUS, DATED JULY 27, 2018

This Supplement amends the back page of the Prospectus to delete the following in its entirety:

LEGAL COUNSEL

PATRICIA C. FOSTER, ESQ. PLLC

170 Van Voorhis Road

Pittsford, NY 14534

SP 07-27-18